Events after the balance sheet date (Details) - USD ($) $ in Millions					6 Months Ended
		Jul. 17, 2024	Jul. 11, 2024	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2023
Entity Information [Line Items]
Proceeds from issue of equity to non-controlling interests	[1]				$ 445	$ 61
Acquisition of equity interest					$ 0	$ 15
Simandou Iron Ore Project
Entity Information [Line Items]
Proceeds from issue of equity to non-controlling interests				$ 411
Cash Calls Received after the Balance Sheet Date | Simandou Iron Ore Project
Entity Information [Line Items]
Proceeds from issue of equity to non-controlling interests			$ 575
Cash Calls Received after the Balance Sheet Date | Simfer Jersey Limited
Entity Information [Line Items]
Proceeds from issue of equity to non-controlling interests			$ 575
Equity Injections After The Balance Sheet Date | Simfer Jersey Limited
Entity Information [Line Items]
Acquisition of equity interest		$ 166
Equity Injections After The Balance Sheet Date | Simfer Jersey Limited | Chalco Iron Ore Holdings Ltd
Entity Information [Line Items]
Acquisition of equity interest		147
Purchase of equity interest after the Balance Sheet Date | WCS Ports And Railway Entities
Entity Information [Line Items]
Acquisition of equity interest		$ 313
Proportion of ownership interest in associates, percent acquired		34.00%
Purchase of equity interest after the Balance Sheet Date | Simfer Jersey Limited | Ordinary shares
Entity Information [Line Items]
Proportion of ownership interest in subsidiary		53.00%
Purchase of equity interest after the Balance Sheet Date | Simfer Jersey Limited | Chalco Iron Ore Holdings Ltd | Ordinary shares
Entity Information [Line Items]
Proportion of ownership interest in subsidiary		47.00%

[1]	On 28 June 2024, we received a payment of US$411 million from Chalco Iron Ore Holdings Ltd (CIOH) in relation to their share of cash expenditure for the Simandou iron ore project in Guinea incurred up until the end of December 2023 to progress critical works. On 11 July 2024, we received a further US$575 million from CIOH for cash calls by Simfer Jersey to 30 June 2024. Refer to note 12 for further details.